COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS [Abstract]
Summarized payment obligations
The obligations described above are summarized in the following table:

(Dollars in millions)	Payments Due For
Period	Notes and Debentures	Credit Facility Borrowings and Other	Interest Payable	Purchase Obligations	Operating Leases	Total

2012	$147	$6	$87	$276	$27	$543
2013	--	--	81	264	20	365
2014	--	--	81	143	11	235
2015	250	--	82	137	8	477
2016		--	74	137	7	218
2017 and beyond	1,195	--	454	461	32	2,142
Total	$1,592	$6	$859	$1,418	$105	$3,980